GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 70.9%
Equity – 18.9%
360,938	Goldman Sachs Global Infrastructure Fund	$ 4,064,157
75,231	Goldman Sachs MarketBeta US Equity ETF	3,668,263
45,262	Goldman Sachs MarketBeta International Equity ETF	1,816,817
179,572	Goldman Sachs Emerging Markets Equity Insights Fund	1,274,959
14,988	Goldman Sachs Energy Infrastructure Fund	150,634

		10,974,830

Fixed Income – 52.0%
1,474,991	Goldman Sachs Long Short Credit Strategies Fund	11,268,934
656,237	Goldman Sachs Managed Futures Strategy Fund	8,360,464
627,963	Goldman Sachs High Yield Fund	3,246,571
373,531	Goldman Sachs Emerging Markets Debt Fund	3,197,428
277,031	Goldman Sachs High Yield Floating Rate Fund	2,396,314
209,031	Goldman Sachs Strategic Income Fund	1,810,208

		30,279,919

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $43,127,557)		$41,254,749

Exchange Traded Funds – 4.1%
3,051	Energy Select Sector SPDR Fund	$ 219,733
3,762	Health Care Select Sector SPDR Fund	455,616
5,304	Vanguard S&P 500 ETF	1,741,303

TOTAL EXCHANGE TRADED FUNDS (Cost $2,531,012)		$ 2,416,652

Shares	Dividend Rate	Value

INVESTMENT COMPANIES (Institutional Shares)(a) – 23.0%
7,149,747	Goldman Sachs Financial Square Government Fund 2.911%	$ 7,149,747
6,230,084	Goldman Sachs VIT Government Money Market Fund 2.915%	6,230,084

Total Investment Companies (Cost $13,379,831)		13,379,831

TOTAL INVESTMENTS – 98.0% (Cost $59,038,400)		$57,051,232

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		1,175,624

NET ASSETS – 100.0%		$58,226,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CHF	— Swiss Franc
EUR	— Euro
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclyas Bank PLC	USD	80,000	BRL	420,000	10/4/2022	$2,180
Morgan Stanley and Co.	USD	30,055	EUR	30,000	12/21/2022	461
UBS Financial Services	USD	78,164	BRL	420,000	11/3/2022	917

TOTAL						$3,558

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclyas Bank PLC	BRL	420,000	USD	79,457	11/3/2022	$(2,210)
Citigroup Global Markets	BRL	420,000	USD	81,337	10/4/2022	(3,517)
UBS Financial Services	CHF	30,000	USD	30,826	12/21/2022	(160)

TOTAL						$(5,887)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX Bank Index	35	12/16/22	$149,199	$(11,064)
U.S. Treasury 10 Year Note	16	12/20/22	1,878,358	(85,358)
U.S. Treasury 2 Year Note	12	12/30/22	2,505,440	(41,690)
U.S. Treasury Ultra Bond	1	12/20/22	148,682	(11,994)

Total Futures Contracts				$(150,106)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2022, the Portfolio had the following purchased option contracts:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
3 Month Eurodollar	98.00 USD	12/20/2022	3	$ 714,825	$75	$7,470	$(7,394)
3 Month Eurodollar	98.75 USD	12/20/2022	10	2,382,750	125	9,273	(9,148)
3 Month Eurodollar	95.00 USD	09/18/2023	5	1,192,750	10,469	11,637	(1,168)
3 Month Eurodollar	95.00 USD	12/18/2023	7	1,671,425	16,931	20,229	(3,298)
3 Month Eurodollar	97.25 USD	12/19/2023	31	7,402,025	15,306	38,770	(23,464)
3 Month Eurodollar	97.50 USD	03/19/2024	78	18,655,650	45,337	99,131	(53,793)
3 Month Eurodollar	97.50 USD	06/17/2024	67	16,051,525	50,250	96,393	(46,143)
3 Month Eurodollar	95.88 USD	09/18/2023	20	4,771,000	21,375	55,121	(33,746)
3 Month Eurodollar	95.88 USD	06/20/2023	21	5,005,087	15,356	50,861	(35,505)
3 Month Eurodollar	95.88 USD	03/13/2023	13	3,097,088	5,038	29,380	(24,343)
3 Month Eurodollar	95.13 USD	03/18/2024	9	2,152,575	24,188	28,483	(4,296)
3 Month Eurodollar	95.13 USD	06/17/2024	8	1,916,600	24,750	29,219	(4,469)
3 Month Eurodollar	95.13 USD	09/16/2024	9	2,158,875	30,994	36,471	(5,477)
3 Month Eurodollar	97.75 USD	03/13/2023	12	2,858,850	675	39,616	(38,941)
3 Month Eurodollar	97.75 USD	06/19/2023	6	1,430,025	750	24,468	(23,718)
3 Month Eurodollar	99.00 USD	12/19/2022	31	7,386,525	194	44,145	(43,951)

TOTAL				$78,847,575	$261,813	$620,667	$(358,854)

GOLDMAN SACHS VARIABLE INSURANCE TRUST TREND DRIVEN ALLOCATION FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 12.8%
97,765	iShares Core S&P 500 ETF
(Cost $20,007,790)		$ 35,063,417

Shares	Dividend Rate	Value

Investment Companies (Institutional Shares)(a) – 51.9%
54,987,703	Goldman Sachs Financial Square Government Fund 2.901%	$ 54,987,703
28,907,426	Goldman Sachs Financial Square Treasury Instruments Fund 2.493%	28,907,426
28,908,241	Goldman Sachs Financial Square Treasury Obligations Fund 2.898%	28,908,241
28,907,426	Goldman Sachs Financial Square Treasury Solutions Fund 2.887%	28,907,426

Total Investment Companies (Cost $141,710,796)		141,710,796

TOTAL INVESTMENTS – 64.7% (Cost $161,718,586)		$176,774,213

OTHER ASSETS IN EXCESS OF LIABILITIES – 35.3%		96,373,249

NET ASSETS – 100.0%		$273,147,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST TREND DRIVEN ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	85	12/16/22	$2,919,261	$(120,634)
FTSE 100 Index	26	12/16/22	2,174,058	(114,958)
TOPIX Index	25	12/08/22	3,353,490	(156,715)
U.S. Treasury 10 Year Note	149	12/20/22	17,004,229	(306,916)

Total				(699,223)

Short position contracts:
S&P 500 E-Mini Index	(65)	12/16/22	(11,764,010)	59,135

Total Futures Contracts				$(640,088)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange- traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When the Multi-Strategy Alternatives Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2022:

MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income Underlying Funds	$30,279,919	$—	$—
Investment Companies	13,379,831	—	—
Equity Underlying Funds	10,974,830	—	—
Exchange Traded Funds	2,416,652	—	—

Total	$57,051,232	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Contracts	$—	$3,558	$—
Purchased Options Contracts	261,813	—	—

Total	$261,813	$3,558	$—

Derivative Type

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(5,887)	$—
Futures Contracts(a)	(150,106)	—	—

Total	$(150,106)	$(5,887)	$—

TREND DRIVEN ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$35,063,417	$—	$—
Investment Companies	141,710,796	—	—

Total	$176,774,213	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$59,135	$—	$—

Liabilities(a)
Futures Contracts	$(699,223)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Multi-Strategy Alternatives Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Trend Driven Allocation Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Funds or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Multi-Strategy Alternatives Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Multi-Strategy Alternatives Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Multi-Strategy Alternatives Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. In direct proportion to the amount of assets allocated to each. If the Multi-Strategy Alternatives Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s or Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or Underlying Fund’s expense ratio. Similarly, large Fund or an Underlying Fund share purchases may adversely affect a Fund’s or Underlying Fund’s performance to the extent that the Fund or an Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and/or an Underlying Fund and their investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.